Interest in entities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Interest in entities
12.	Interest in entities
12.1 Subsidiaries
Subsidiaries controlled directly or indirectly by the Company are described in Note 2.1.3 and are consolidated.
There are no contractual or legal restrictions on the Company’s access to assets or settlement of liabilities of the subsidiaries.
There are inherent risks to the operations of these entities, the most significant of which are described below:

•	Economic Risks: potential losses from fluctuations in market conditions (price of products, exchange rate and interest).

•	Operational risk: potential losses resulting from the emergence of new technologies or failure of current processes.

•	Credit risk: potential losses that might occur if a third party (customer) becomes unable to meet its obligations, and

•	Liquidity risk: financial inability to meet financial obligations.
12.2 Subsidiaries with participation of
non-controlling
shareholders
Non-controlling
shareholders have interests in the entities listed below, however, based on contractual agreements and analysis of the applicable accounting standards, the Company has control and consolidate the following entities:

12.31.2021
Entity	Country	Participation Embraer Group	Non-controlling interest		Comprehensive income

OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	54.0	(4.2)
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	15.8	(2.4)
Embraer CAE Training Services	United States of America	51.0%	49.0%	27.3	8.9
Tempest Serviços de Informática S.A.	Brazil	61.0%	39.0%	10.0	(1.1)

				107.1

12.31.2020
Entity	Country	Participation Embraer Group	Non-controlling interest		Comprehensive income
OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	60.5	3.9
Embraer CAE Training Services Ltd.	United Kingdon	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	17.3	(1.7)
Embraer CAE Training Services	United States of America	51.0%	49.0%	22.9	6.0
Tempest Serviços de Informática S.A.	Brazil	61.0%	39.0%	11.9	0.3

				112.6

12.31.2019
Entity	Country	Participation Embraer Group	Non-controlling interest		Comprehensive income
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%	53.9	3.0
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	20.0	(0.5)
Embraer CAE Training Services	United States of America	51.0%	49.0%	23.0	10.2

				96.9

Embraer holds 51.0% of the entities Visiona Tecnologia Espacial S.A. and Embraer CAE Training Services. The powers described in the contractual agreements show that the Board of Directors is mainly comprised of Embraer representatives, as well as Embraer directs the principal operating activities of the entity.
The financial position of the most significant entity with
non-controlling
interests is summarized below, which is OGMA - Indústria Aeronáutica de Portugal S.A. Other entities combined represent less than 5% of consolidated profit before taxes on income.

	12.31.2021	12.31.2020
Cash and cash equivalents	38.8	67.8
Current assets	194.1	217.9
Non-current assets	65.4	64.4
Current liabilities	99.4	109.1
Non-current liabilities	5.9	0.4
Noncontrolling interest	54.0	60.5

	12.31.2021	12.31.2020	12.31.2019
Revenue	244.7	287.1	277.5
Net income for the year	(4.2)	3.9	3.0
Subsidiaries with
non-controlling
interests are subject to the same risks as the wholly owned subsidiaries.